[ING STATIONERY]

December 20, 2010

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-02512; 333-162593
Prospectus Names: ING Select Opportunities

Dear Commissioners:

Please be advised that in lieu of filing copies of the ING Select Opportunities Prospectuses and
Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933
Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel ING Life Insurance and AnnuityCompany 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3447
Fax: (610) 425-3520